INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 - INTANGIBLE ASSETS

The Company owns the following intangible assets:

(a) MABT Covid-19 license The Company entered into a licensing agreement with Mid-Atlantic BioTheraputics, Inc., (MABT), to license MABT’s COVID-19 vaccine which is composed of a recombinant S1 and S2 protein from SARS-CoV-2 plus an IMT504 adjuvant. The Company issued 12,500,000 shares of common stock valued at $1,425,000 to acquire this license. The stock price was determined at the closing price on the date the agreement was executed and the obligation to issue arose. In April 2022, the Company paid $39,632 of regulatory and legal costs related to this license. Amortization expense for the three months ended March 31, 2025 and 2024 was $18,321 and $18,260, respectively, and a net balance of $1,215,097 and $1,233,418 at March 31, 2025 and December 31, 2024. respectively.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 4 - INTANGIBLE ASSETS, continued

(b) Website In December 2020, the Company contracted with a third party to develop and produce a new website for the Company for a contract price of $22,500, one-half in cash and one-half in common stock of the Company. The Company is amortizing this cost over 3 years. This website was placed into service in March 2021. Amortization expense was $0 and $1,250 for the three months ended March 31, 2025 and 2024, respectively.

( c) IMT504 Patent license In October 2020, the Company entered into a license agreement with MidAtlantic BioTheraputics, Inc., (MABT), to license the development of a pharmaceutical compound known as IMT504, as immununotherapy for late stage symptomatic rabies. The license is for worldwide use. There are certain conditions to the license, principally that the Company raise $6.5 million to fund the development. There is not a time limit on raising these funds unless the Company utilizes a public offering process, such as Regulation A.

The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches - (1) 7 million shares upon execution of the license (which have been issued, valued at $91,000), (2) 6.5 million shares upon the submission of an Investigational New Drug (IND) to the FDA and (3) 6.5 million shares upon the successful completion of the first rabies clinical trial of this IND. This license calls for royalties of 50% of the net profit, after reimbursement for development costs, of successfully marketed products utilizing IMT504. In March 2022, the Company paid $30,366 of regulatory and legal costs related to this license. Amortization expense for the three months ended March 31, 2025 and 2024 was $1,550 and $1,550, respectively, and a net balance of $96,481 and $98,032 at March 31, 2024 and December 31, 2024, respectively.

(d) National Institute of Health (NIH) Patent license #1 In October 2020, the Company entered into an exclusive 24 month evaluation license of Provisional Patent Application No. 62/199,707, filed July 31, 2015; PCT Application No. PCT/US2016/044777 filed July 29, 2016 and Patent No. 10,548,987 issued February 4, 2020. This license is for the evaluation of and development of an anti-CD56 antibody drug conjugate for the treatment of gioblastoma. Should the Company develop a marketable product, the Company is then required to negotiate a new license with market based royalties. This license calls for the payment of a non-creditable non-refundable license issue royalty of $10,000, paid at issuance and $5,000 on the one year anniversary, for a total of $15,000.

In October 2023, the NIH agree to extend this agreement for an additional 12 months and again in February 2024 for three years in exchange for a single $10,000 fee. Amortization expense for the three months ended March 31, 2025 and 2024 was $833 and $278, respectively, and a net balance of $6,389 and $7,222 at March 31, 2025 and December 31, 2024, respectively.

(e) National Institute of Health (NIH) Patent license #2 In January 2021 the Company entered into an NIH exclusive 36 month worldwide license of Provisional Patent Application No. 62/899,899, filed September 13, 2019 and PCT Application No. PCT/US2020/050540 filed September 11, 2020. This license is for the development of ocular metformin formulation for the treatment of retinal degenerative diseases.

This license requires two separate royalty streams of payments. First is a royalty equal to the un-reimbursed patent expenses paid by NIH, with an initial amount of $8,500 due within 30 days of execution of the license. At the first anniversary of the license NIH will supply a statement of additional un-reimbursed patent expenses paid by NIH during the year, of which the Company is required to pay 50%, with the remaining balance due on the third anniversary.

Second is an ongoing royalty schedule: an initial royalty of $5,000 upon execution of the license, and annually thereafter as the minimum royalty amount. The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable non-creditable royalty of $45,000. In January 2024, this payment was extended to June 2025 upon the payment of a $5,000 fee. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region, with an ongoing 3.5% of net sales royalty. Amortization expense for the three months ended March 31, 2025 and 2024 was $882 and $2,638, respectively, and a net balance of $589 and $1,471 at March 31, 2025 and December 31, 2024, respectively.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 4 - INTANGIBLE ASSETS, continued

The Company’s aggregate intangible assets were as follows:

	March 31, 2025	December 31, 2024
Total intangible assets – License agreements	$1,666,947	$1,666,947
Accumulated Amortization	(339,956)	(318,370)
Net intangible assets	$1,326,991	$1,348,577

The Company’s intangible assets, net of accumulated amortization, consists of the following:

	Estimated life (years)	March 31, 2025	December 31, 2024
MABT Covid-19 license	20	1,215,098	1,233,418
IMT504 Patent license	20	96,481	98,032
NIH Patent license #1	2	6,389	7,222
NIH Patent license #2	3	589	1,471
Other	20	8,434	8,434
Total		$1,326,991	$1,348,577

Future amortization is:

2025	$62,700
2026	82,516
2027	80,038
2028	79,483
2029	79,483
Thereafter	942,771
Total	$1,326,991

The amortization for the three months ended March 31, 2025 and 2024, was $21,586 and $24,037, respectively.

NOTE 4 - INTANGIBLE ASSETS

The Company has the following intangible assets:

(a) MABT Covid-19 license The Company entered into a licensing agreement with Mid-Atlantic BioTheraputics, Inc., (MABT), to license MABT’s COVID-19 vaccine which is composed of a recombinant S1 and S2 protein from SARS-CoV-2 plus an IMT504 adjuvant. The Company issued 12,500,000 shares of common stock valued at $1,425,000, ($0.11 per share), to acquire this license. The stock price was determined at the closing price on the date the agreement was executed and the obligation to issue arose. In April 2022, the Company paid $39,632 of regulatory and legal costs related to this license. Amortization expense for the years ended December 31, 2024 and 2023 was $73,282 and $73,282, respectively, and a net balance of $1,233,418 and $1,306,701 at December 31, 2024 and 2023, respectively.

(b) Website In December 2020, the Company contracted with a third party to develop and produce a new website for the Company for a contract price of $22,500, one-half in cash and one-half in common stock of the Company. The Company began amortizing this cost over 3 years once it was operational. Amortization expense for the years ended December 31, 2024 and 2023 was $1,250 and $7,500, respectively, and a net balance of zero and $1,250 at December 31, 2024 and 2023, respectively.

(c) IMT504 Patent license In October 2020, the Company entered into a license agreement with MidAtlantic BioTheraputics, Inc., (MABT), to license the development of a pharmaceutical compound known as IMT504, as immununotherapy for late stage symptomatic rabies. The license is for worldwide use. There are certain conditions to the license, principally that the Company raise $6.5 million to fund the development. There is not a time limit on raising these funds unless the Company utilizes a public offering process, such as Regulation A.

The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches - 1- 7 million shares upon execution of the license (which have been issued, valued at $91,000), 2- 6.5 million shares upon the submission of an Investigational New Drug (IND) to the FDA and 3- 6.5 million shares upon the successful completion of the first rabies clinical trial of this IND. This license calls for royalties of 50% of the net profit, after reimbursement for development costs, of successfully marketed products utilizing IMT504. In March 2022, the Company paid $30,366 of regulatory and legal costs related to this license. Amortization expense for the years ended December 31, 2024 and 2023 was $6,200 and $6,200, respectively, and a net balance of $98,032 and $104,232 at December 31, 2024 and 2023, respectively.

(d) National Institute of Health (NIH) Patent license #1 In October 2020, the Company entered into an exclusive 24 month evaluation license of Provisional Patent Application No. 62/199,707, filed July 31, 2015; PCT Application No. PCT/US2016/044777 filed July 29, 2016 and Patent No. 10,548,987 issued February 4, 2020. This license is for the evaluation of and development of an anti-CD56 antibody drug conjugate for the treatment of gioblastoma. Should the Company develop a marketable product, the Company is then required to negotiate a new license with appropriate royalties. This license calls for the payment of a non-creditable non-refundable license issue royalty of $10,000, paid at issuance and $5,000 on the one year anniversary and $10,000 paid in February 2024 for an extension of the license, for a total of $25,000 to date. In October 2023, the NIH agreed to extend this agreement for an additional 12 months. Amortization expense for the years ended December 31, 2024 and 2023 was $2,778 and zero, respectively, and a net balance of $7,222 and zero at December 31, 2024 and 2023, respectively.

(e) National Institute of Health (NIH) Patent license #2 In January 2021 the Company entered into an NIH exclusive 36 month worldwide license of Provisional Patent Application No. 62/899,899, filed September 13, 2019 and PCT Application No. PCT/US2020/050540 filed September 11, 2020. This license is for the development of ocular metformin formulation for the treatment of retinal degenerative diseases.

This license requires two separate royalty streams of payments: First is a royalty equal to the un-reimbursed patent expenses paid by NIH, with an initial amount of $8,500 due within 30 days of execution of the license. At the first anniversary of the license NIH will supply a statement of additional un-reimbursed patent expenses paid by NIH during the year, of which the Company is required to pay 50%, with the remaining balance due on the third anniversary. Second is an ongoing royalty schedule: an initial royalty of $5,000 upon execution of the license, and annually thereafter as the minimum royalty amount. The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. In January 2024, NIH agreed to extend the payment of the $45,000 fee until April 2, 2025 in exchange for the payment

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 4 - INTANGIBLE ASSETS, continued

(e) National Institute of Health (NIH) Patent license #2, continued of a $5,000 fee. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region, with an ongoing.3.5% of net sales royalty. Amortization expense for the years ended December 31, 2024 and 2023 was $5,285 and $10,076, respectively, and a net balance of $1,471 and $1,756 at December 31, 2024 and 2023, respectively.

The Company’s aggregate intangible assets were as follows at December 31,

	2024	2023
Total intangible assets– License agreements	$1,666,947	$1,630,696
Accumulated Amortization	(318,370)	(208,323)
Net intangible assets	$1,348,577	$1,422,373

The Company’s individual intangible assets, net of accumulated amortization, consists of the following at December 31,:

	Estimated life (years)	2024	2023
Website	3	$-	$1,250
MABT Covid-19 license	20	1,233,418	1,306,701
IMT504 Patent license	20	98,032	104,232
NIH Patent license #1	2	7,222	-
NIH Patent license #2	3	1,471	1,756
Other	20	8,434	8,434
Total		$1,348,577	$1,422,373

Future amortization is:

2025	$84,287
2026	82,516
2027	80,038
2028	79,483
2029	79,483
Thereafter	942,770
Total	$1,348,577

Amortization expense was $88,796 and $97,059 for the years ended December 31, 2024 and 2023, respectively.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023